Other operating income (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total other operating income	kr 30,513	kr 19,651
Government Grant [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	15,802	9,265
Exchange Rate Gains [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	11,309	4,940
Other [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	kr 3,401	kr 5,446